NET LOSS PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to YUNJI INC.	¥ (146,346)	$ (22,426)	¥ (125,762)	¥ (59,688)
Accretion on convertible redeemable preferred shares to redemption value			(1,532,013)	(2,187,633)
Re-designation to Series A Preferred Shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature				(60,796)
Deemed dividend from convertible redeemable preferred shares holders				107
Net loss attributable to ordinary shareholders	¥ (146,346)	$ (22,426)	¥ (1,657,775)	¥ (2,308,010)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted | shares	2,125,906,398	2,125,906,398	1,818,487,917	1,165,136,438
Net loss per share attributable to ordinary shareholders:
—Basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.91)	¥ (1.98)
—Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.91)	¥ (1.98)